Severance Pay (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Severance [Member]
Severance Pay (Details) [Line Items]
Severance pay expenses	$ 89	$ 126	$ 140